Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of carrying value
The carrying value, excluding gross unrealized holding (gain) loss, and fair value of held to maturity securities as of December 31, 2022 are as follows:
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$1,034	$—	$—	$1,034
U.S. Treasury Bills	194,223,748	43,626	—	194,267,374
	$194,224,782	$43,626	$—	$194,268,408

	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$1,034	$—	$—	$1,034
U.S. Treasury Bills	194,223,748	43,626	—	194,267,374
	$194,224,782	$43,626	$—	$194,268,408
	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$1,483	$—	$—	$1,483
U.S. Treasury Bills	191,652,478	—	(12,912)	191,639,566
	$191,653,961	$—	$(12,912)	$191,641,049

Schedule of basic and diluted net income per share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each category of common stock:
	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$134,623	$717,766	$951,832	$260,531	$814,341	$478,943	$3,863,799	$1,057,581

Denominator:
Weighted-average shares outstanding	974,132	5,193,750	18,975,000	5,193,750	8,830,864	5,193,750	18,975,000	5,193,750
Basic and diluted net income per share	$0.14	$0.14	$0.05	$0.05	$0.09	$0.09	$0.20	$0.20

	For the Year Ended December 31, 2022		For the Period from April 19, 2021 (Inception) through December 31, 2021
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$5,627,425	$1,540,313	$45,224	$255,209

Denominator:
Weighted-average shares outstanding	18,975,000	5,193,750	738,327	4,166,586
Basic and diluted net income per share	$0.30	$0.30	$0.06	$0.06

Schedule of balance sheet are reconcile
As of June 30, 2023 and December 31, 2022, the amount of public common stock reflected on the condensed consolidated balance sheets is reconciled in the following table:
Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock	15,680,910
Contingently redeemable common stock, December 31, 2022	193,525,484
Less:
Partial redemption	(184,845,836)
Plus:
Accretion of redeemable common stock	1,699,287
Contingently redeemable common stock, June 30, 2023	$10,378,935

Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock	13,802,926
Contingently redeemable common stock, December 31, 2021	$191,647,500
Plus:
Accretion of redeemable common stock	1,877,984
Contingently redeemable common stock, December 31, 2022	$193,525,484